Supplementary Financial Statement Information - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Line Items]
Other income	$ 225	$ 17	$ 28
Services in connection with demonstrating a wave energy project development and implementation in the United States [Member]
Schedule of Other Income [Line Items]
Other income	164
Management fees from a joint venture and awards received [Member]
Schedule of Other Income [Line Items]
Other income	$ 61	$ 17	$ 28